Schedule II - VALUATION ACCOUNTS (Details) - Hman Group holdings Inc and subsidiaries - SEC Schedule, 12-09, Allowance, Credit Loss [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Deducted From Assets in Balance Sheet
Beginning balance	$ 1,891	$ 846	$ 1,121
Additions charged to cost and expense	1,378	790	(40)
Deductions due to: Others	(874)	255	(235)
Ending balance	$ 2,395	$ 1,891	$ 846